Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade Payables and Other Liabilities

	€ million	€ million
Trade payables and other liabilities	2021	2020
Current: due within one year
Trade payables	8,896	8,375
Accruals	4,429	4,266
Social security and sundry taxes	447	401
Deferred consideration	44	43
Others	1,045	1,047
	14,861	14,132
Non-current: due after more than one year
Accruals	91	81
Deferred consideration	152	121
Others	32	33
	275	235
Total trade payables and other liabilities	15,136	14,367